Financial Instruments - Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Assets:
Assets held for sale		$ 629,908	$ 923,176
Liabilities:
Preferred stock warrant liability			1,190,691
Notes			10,944,727
SSCPN			17,422,132
Derivative financial instrument			14,373,856
Liabilities:
Atalaya Note		10,067,601
Level 1 [Member]
Assets:
Assets held for sale
Liabilities:
Preferred stock warrant liability
Notes
SSCPN
Derivative financial instrument
Liabilities:
Atalaya Note
Level 2 [Member]
Assets:
Assets held for sale	623,046	629,908	923,176
Liabilities:
Preferred stock warrant liability
Notes
SSCPN
Derivative financial instrument
Liabilities:
Atalaya Note
Level 3 [Member]
Assets:
Assets held for sale
Liabilities:
Preferred stock warrant liability			1,190,691
Notes			10,944,727
SSCPN			17,422,132
Derivative financial instrument			$ 14,373,856
Liabilities:
Atalaya Note		$ 10,067,601